Line of Credit (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Line of Credit [Abstract]
Maximum credit limit under line of credit	$ 8,000,000	$ 8,000,000
Line of credit basis of interest rate	The Line of Credit bears interest at the bank's US Base Rate (March 31, 2024 - 9.0%, March 31, 2023 - 8.0%) plus a margin of 2.0% (2023 - 1.5%).
Personal guarantees provided by company directors	$ 5,020,000
Description of current ratio limit under line of credit	1.2:1
Line of credit subject to margin requirement	$ 5,000,000
Line of credit, drawn balance	$ 7,463,206	$ 6,612,232